CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	May 31, 2018	May 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (16,656,940)	$ (565,685)	$ (9,577,484)	$ (4,865,724)
Adjustments to reconcile net loss to net cash used in operating activities:
Imputed interest	271	271	1,076	1,075
Change in fair value of derivative	0	105,950	195,725	(310,975)
Loss on modification of debt	0	29,145	29,145	43,334
Loss on modification of debt – related party	0	0	0	951,239
Stock-based compensation	0	0	794,607	3,250
Warrants issued to placement agent	2,908,673	0	503,655	0
Warrants and Special Warrants issued to penalty	8,084,522	0	0	0
Loss on extinguishment of debt	0	0	989,032	0
(Gain) loss on note exchange	0	(3,480)	(3,480)	0
Prepayment Penalty	0	0	137,000	0
Amortization of debt discounts	1,598,501	42,060	2,534,103	2,274,519
Depreciation and amortization expense	48,461	331	1,322	1,324
Start-up costs	0	0	0	141,739
Non-cash offering costs of equity financing	403,588	0	0	0
Fair value of shares vested by officers	120,138	0	0	0
Fair value of shares issued to consultants	490,000	0	0	0
Expense from derivative triggering event	12,659	0	0	0
Changes in assets and liabilities:
Accounts receivable	(24,544)	0	0	0
Inventory	(93,446)	0	0	0
Prepaid expenses	(151,709)	0	0	5,332
Other assets	0	50,000	50,000	0
Accounts payable and accrued expenses	(548,738)	112,068	300,421	238,387
Accrued compensation	(15,424)	62,500	216,667	150,000
Due to related parties	(50,000)	0	0	0
Accrued interest, related party	3,497	24,198	96,211	204,364
Deferred rent	667	(49,565)	(49,565)	0
Accrued interest	59,437	8,229	11,746	(20,169)
Net cash used in operating activities	(3,810,387)	(183,978)	(1,425,298)	(1,182,305)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for investment in Alternative Solutions	(5,982,710)	0	(2,050,000)	0
Payment for construction in progress			0	(35,013)
Net cash used in investing activities	(5,982,710)	0	(2,050,000)	(35,013)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from related party convertible notes payable	0	117,767	761,829	150,000
Proceeds from related party notes payable	81,961	0	0	1,447,550
Proceeds from convertible note payable	500,000	0	1,655,000	0
Proceeds from notes payable	0	0	410,000	0
Principal payments on notes payable	(310,000)	0	(100,000)	0
Principal payments on related party notes payable	(76,381)	0	(237,794)	(61,000)
Principal payments on convertible notes payable	(37,500)	0	(500,000)	(329,166)
Proceeds from sale of equity	15,535,978	0	1,460,917	0
Net cash provided by financing activities	15,694,058	117,767	3,449,952	1,207,384
Net increase in cash and cash equivalents	5,900,961	(66,211)	(25,346)	(9,934)
Cash and cash equivalents at beginning of period	52,964	78,310	78,310	88,244
Cash and cash equivalents at end of period	5,953,925	12,099	52,964	78,310
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	8,964	0	0	53,837
Income taxes paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Convertible note issued for unpaid accrued salary	0	62,500	150,000	362,500
Discount on notes due to derivatives	0	0	1,758,741	600,564
Related party notes payable reclassified as related party convertible notes payable	75,000	816,975	1,116,816	849,750
Common stock issued for conversion of related party notes payable	654,697	0	2,023,666	2,704,240
Common stock issued for conversion of convertible notes payable	0	0	1,618,446	137,500
Settlement of derivative liability	0	0	442,775	612,850
Beneficial conversion feature on convertible notes	1,229,831	351,790	0	0
Note payable exchanged for common stock	654,697	0	2,023,666	2,704,240
Shares issued for settlement of accounts payable	0	6,000	6,000	0
Charge to paid-in capital for par value of shares issued in cashless exercise of warrants	13	0	0	0
Reclassify derivative liability to paid-in capital upon adoption of ASU 2017-11	1,265,751	0	442,775	612,850
CASH FLOWS FROM OPERATING ACTIVITIES
Excess derivative	0	0	1,940,439	0
Note issued as commitment	0	0	404,082	0
Non-Related Party Debt [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for conversion of convertible notes payable	$ 0	$ 0	$ 2,554,924	$ 137,500